Employee Benefit Plan, Tax Status	12 Months Ended
Mar. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Status	INCOME TAX STATUS
The Company has adopted a Principal Financial Group ESOP/KSOP Pre-Approved Plan document as the Plan’s amended and restated document effective April 1, 2022, which is a volume submitter document with respect to which Principal Financial Group received a favorable opinion letter from the Internal Revenue Service (“IRS”) that such Plan document complied with the applicable tax-qualification requirements of the Code. Principal Financial Group has advised the Company that the Plan’s document is covered by the IRS opinion letter issued to Principal Financial Group and that the Plan is currently being administered in compliance with the applicable requirements of the Code and in compliance with the provisions of the Plan.
GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of March 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taking jurisdictions; however there are currently no audits for any tax periods in process.